TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 10, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Useful life of intangible assets			five years
Tax rate			23.00%
Reduced corporate tax			In 2017 from 25% to 24%, and in 2018 from 24% to 23%	25% to 24%
Agreement settlement amount	$ 1,300
Carry forward losses			$ 65,177
Deferred tax asset			2,048
Carry forward losses foreseeable future			$ 37,224
NIS [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Agreement settlement amount	$ 5,000
Law for the Encouragement of Industry (Taxes), 1969 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of income that is generated from industrial enterprise			90.00%
Period of right to deduct expenses related to public offerings			Three years
Law for the Encouragement of Industry (Taxes), 1969 [Member] | patents, know-how and certain other intangible [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Useful life of intangible assets			Eight years
Law for the Encouragement of Capital Investments, 1959 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reduced corporate tax			10% to 25% during the remaining five to eight years
Tax benefit description			The benefits period is limited to 12 years from completion of the investment or commencement of production ("Year of Operation"), or 14 years from the year in which the certificate of approval was obtained.
Law for the Encouragement of Capital Investments, 1959 [Member] | Development Zone A [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate			24.00%
Law for the Encouragement of Capital Investments, 1959 [Member] | Development Zone B [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate			10.00%
Law for the Encouragement of Capital Investments, 1959 [Member] | Alternative Track [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reduced corporate tax			10% to 25% for the following five to eight years
Tax benefit description			The benefits period is limited to 12 years from the Year of Operation, or 14 years from the year in which the certificate of approval was obtained.
Tax benefits under Amendment 60 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate			15.00%
Tax benefit description			The duration of tax benefits is subject to a limitation of the earlier of 7 to 10 years (depending on the extent of foreign investment in the company) from the first year in which the company generated taxable income (at, or after, the Year of Election) , or 12 years from the first day of the Year of Election.
Dividend distributed during benefits period			Dividend is distributed during the benefits period or within the following 12 years (the limitation does not apply to a Foreign Investors Company, which is a company that more than 25% of its shares owned by non-Israeli residents).
Preferred Enterprise [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate		16.00%
Percentage of minimum threshold export			25.00%
Preferred Enterprise [Member] | Development Zone A [Member] | Bottom of range [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate		7.50%
Preferred Enterprise [Member] | Development Zone A [Member] | Top of range [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate		9.00%
2011 Amendment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate			12.50%
2011 Amendment [Member] | Development Zone A [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate			7.00%
Preferred technology enterprise [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate		12.00%
Preferred technology enterprise [Member] | Development Zone A [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate		7.50%
Special preferred technology enterprise [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate		6.00%
Dividends distributed from technology enterprise earnings [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate		4.00%